Note 2 - Allowance For Credit Losses: Schedule of net balance (principal balance less unearned finance charges and unearned insurance) in consumer and residential loans (Tables)	3 Months Ended
Mar. 31, 2020
Tables/Schedules
Schedule of net balance (principal balance less unearned finance charges and unearned insurance) in consumer and residential loans

	Payment Performance – Net Balance by Origination Year
	2020 (1)	2019	2018	2017	2016	Prior	Total Net Balance
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Live Checks:
Performing	$ 32,258	$ 43,612	$ 4,841	$ 689	$ 8	$ 1	$ 81,409
Nonperforming	345	2,961	428	46	-	-	3,780
	$ 32,603	$ 46,573	5,269	$ 735	$ 8	$ 1	$ 85,189
Premier Loans:
Performing	$ 13,457	$ 43,714	$ 12,959	$ 2,054	$ -	$ -	$ 72,184
Nonperforming	48	1,511	605	130	-	-	2,294
	$ 13,505	$ 45,225	13,564	$ 2,184	$ -	$ -	$ 74,478

Other Consumer Loans:
Performing	$ 91,137	$ 251,064	$ 45,350	$ 7,368	$ 1,353	$ 550	$ 396,822
Nonperforming	314	15,232	4,193	668	111	42	20,560
	$ 91,451	$ 266,296	$ 49,543	$ 8,036	$ 1,464	$ 592	$ 417,382
Real Estate Loans:
Performing	$ 3,499	$ 11,550	$ 8,291	$ 4,930	$ 2,649	$ 3,968	$ 34,888
Nonperforming	75	397	465	418	38	195	1,588
	$ 3,574	$ 11,947	8,757	$ 5,348	$ 2,687	$ 4,163	$ 36,476
Sales Finance Contracts:
Performing	$ 16,445	$ 30,893	$ 9,732	$ 1,885	$ 304	$ 89	$ 59,348
Nonperforming	6	1,002	631	132	26	4	1,801
	$ 16,451	$ 31,895	10,363	$ 2,017	$ 331	$ 93	$ 61,149